CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 207,202	$ 238,985	$ 216,647
Defined benefit pension plans:
Net actuarial gain (loss)	44,974	(43,730)	(54,026)
Amortization of prior service cost	729	878	966
Amortization of net actuarial loss	33,894	28,751	17,766
Prior service cost	0	0	(1,426)
Regulatory adjustment	(67,027)	5,650	28,077
Net defined benefit pension plans	12,570	(8,451)	(8,643)
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	1,652	2,467	2,541
Net forward-starting interest rate swaps	1,652	2,467	2,541
Foreign currency translation adjustments	20	1,713	2,038
Total other comprehensive income (loss), net of tax	14,242	(4,271)	(4,064)
Comprehensive income	221,444	234,714	212,583
Comprehensive income attributable to noncontrolling interests	6,423	6,661	2,711
Comprehensive income attributable to Southwest Gas Holdings, Inc.	$ 215,021	$ 228,053	$ 209,872